                                   SUPPLEMENT
                             DATED DECEMBER 20, 2007
         TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                          FOR THE HARTFORD MUTUAL FUNDS
                               DATED MAY 31, 2007

Capitalized terms without definitions have the same meaning as in the SAI.

1. Under the Section entitled "Advisory Fee Payment History," on page 97 of the SAI, the information concerning fund accounting services fees in paragraphs eight and nine is replaced as follows effective January 1, 2008:

     Hartford Life provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of their respective Funds, and Hartford Life. In consideration of services rendered and expenses assumed pursuant to this agreement, the Funds pay Hartford Life a fee calculated at the following annual rate based on its aggregate net assets shown below. Prior to January 1, 2008, Hartford Life (except for the fund of funds) received monthly compensation of 0.015% of each Fund's average daily net assets. With respect to the funds of funds, prior to January 1, 2008, Hartford Life received monthly compensation of 0.01% of each fund of fund's average daily net assets.

-----------------------------------------------------------------      ------------------------------------------------------------
Advisers Fund, Balanced Income Fund, Capital Appreciation Fund,
 Floating Rate Fund, High Yield Fund, High Yield Municipal Bond
  Fund, Income Fund, Inflation Plus Fund, International Growth          Disciplined Equity Fund, Dividend and Growth Fund, Global
  Fund, International Opportunities Fund, International Small              Growth Fund, Money Market Fund, Small Company Fund,
  Company Fund, Short Duration Fund, Strategic Income Fund and          SmallCap Growth Fund and U.S. Government Securities Fund
                     Total Return Bond Fund
-----------------------------------------------------------------      ------------------------------------------------------------
Average Daily Net Assets                           Annual Fee          Average Daily Net Assets                      Annual Fee
-----------------------------------------------------------------      ------------------------------------------------------------
On first $5 billion                                   0.018%           On First $5 billion                              0.016%
On next $5 billion                                    0.016%           On next $5 billion                               0.014%
Over $10 billion                                      0.014%           Over $10 billion                                 0.012%
-----------------------------------------------------------------      ------------------------------------------------------------

-----------------------------------------------------------------      ------------------------------------------------------------
                                                                           Balanced Allocation Fund, Checks and Balances Fund,
                                                                         Conservative Allocation Fund, Equity Growth Allocation
Capital Appreciation II Fund, Equity Income Fund, Global Health            Fund, Global Communications Fund, Global Financial
 Fund, Income Allocation Fund, MidCap Fund, MidCap Growth Fund,         Services Fund, Global Technology Fund, Growth Allocation
MidCap Value Fund, Retirement Income Fund, Stock Fund, Tax-Free          Fund, Growth Fund, Growth Opportunities Fund, LargeCap
  California Fund, Tax-Free Minnesota Fund, Tax-Free National             Growth Fund, Select MidCap Growth Fund, Select MidCap
       Fund, Tax-Free New York Fund, Value Fund and Value               Value Fund, Select SmallCap Value Fund, Target Retirement
                       Opportunities Fund                                   2010 Fund, Target Retirement 2020 Fund and Target
                                                                                          Retirement 2030 Fund
-----------------------------------------------------------------      ------------------------------------------------------------
Average Daily Net Assets                           Annual Fee          Average Daily Net Assets                      Annual Fee
-----------------------------------------------------------------      ------------------------------------------------------------
On first $5 billion                                   0.014%           On First $5 billion                              0.012%
On next $5 billion                                    0.012%           Over $5 billion                                  0.010%
Over $10 billion                                      0.010%           ------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
                    Fundamental Growth Fund
-----------------------------------------------------------------
Average Daily Net Assets                           Annual Fee
-----------------------------------------------------------------
All assets                                            0.010%
-------------------------------- ----------------- --------------


2. Under the section entitled "Advisory Fee Payment History," on page 95 of the SAI, the information for the below noted Funds is deleted and replaced as follows

------------------------------------------------------------------------------------------------------------------------------------
                                                   CLASSES
FUND NAME                              CLASS A      B & C      CLASS I     CLASS L    CLASS R3    CLASS R4    CLASS R5     CLASS Y
---------                              -------      -----      -------     -------    --------    --------    --------     -------
------------------------------------------------------------------------------------------------------------------------------------
Equity Growth Allocation Fund           1.60%       2.25%       1.35%        N/A        1.85%       1.55%       1.25%        N/A
Growth Allocation Fund                  1.50%       2.15%       1.25%        N/A        1.81%       1.51%       1.21%        N/A
------------------------------------------------------------------------------------------------------------------------------------


     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.